Equity - Schedule of Other Reserves (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Other reserves [Abstract]
Beginning balance	$ 415,376	$ 352,937	$ 352,937
Other comprehensive (loss)/income	(28,872)	5,547
Total comprehensive income for the period	9,458	3,255
Share-based payments to employees	12,129	11,786
Share-based payments associated with acquisitions		23,160
Transfer on exercise of options	0	0
Total increase (decrease) in equity	62,841	65,749
Ending balance	487,675	421,941	415,376
Foreign currency translation reserve
Other reserves [Abstract]
Beginning balance	(7,368)	(1,611)	(1,611)
Other comprehensive (loss)/income	(30,079)		(5,757)
Total comprehensive income for the period	(30,079)		(5,757)
Share-based payments to employees	0		0
Share-based payments associated with acquisitions			0
Transfer on satisfaction of acquisition performance rights			0
Transfer on exercise of options	0		0
Total increase (decrease) in equity	0		0
Ending balance	(37,447)		(7,368)
Share-based payments reserve
Other reserves [Abstract]
Beginning balance	114,073	81,404	81,404
Other comprehensive (loss)/income	0		0
Total comprehensive income for the period	0		0
Share-based payments to employees	12,129		19,350
Share-based payments associated with acquisitions			23,287
Transfer on satisfaction of acquisition performance rights			(4,467)
Transfer on exercise of options	(5,312)		(5,501)
Total increase (decrease) in equity	6,817		32,669
Ending balance	120,890		114,073
Financial assets at FVOCI reserve
Other reserves [Abstract]
Beginning balance	(5,141)	(3,899)	(3,899)
Other comprehensive (loss)/income	1,207		(1,242)
Total comprehensive income for the period	1,207		(1,242)
Share-based payments to employees	0		0
Share-based payments associated with acquisitions			0
Transfer on satisfaction of acquisition performance rights			0
Transfer on exercise of options	0		0
Total increase (decrease) in equity	0		0
Ending balance	(3,934)		(5,141)
Other reserves
Other reserves [Abstract]
Beginning balance	101,564	75,894	75,894
Other comprehensive (loss)/income	(28,872)	5,547	(6,999)
Total comprehensive income for the period	(28,872)	5,547	(6,999)
Share-based payments to employees	12,129	11,786	19,350
Share-based payments associated with acquisitions		23,160	23,287
Transfer on satisfaction of acquisition performance rights			(4,467)
Transfer on exercise of options	(5,312)	(4,224)	(5,501)
Total increase (decrease) in equity	6,817	26,264	32,669
Ending balance	$ 79,509	$ 107,705	$ 101,564